Financial instruments and risk management (Details 3) - Cebur Volarcb 21 L [Member] - At fair value [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Increase in rate	0.50%	0.50%
Decrease in rate	0.50%	0.50%
Effect on cap, increase	$ 100
Effect on cap, decrease	$ (70)